NOTE PAYABLE - RELATED PARTY (Tables)	12 Months Ended
Apr. 30, 2023
Debt Disclosure [Abstract]
SCHEDULE OF WARRANTS ISSUED, EXERCISED AND EXPIRED

The following represents a summary of the warrants:

	Year Ended April 30, 2023		Year Ended April 30, 2022
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	97,075	$444.50	47,633	$205.156

Granted	1,714,127	11.696	49,442	139.344
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	(18,750)	-	-	-
Ending balance	1,792,451	$34.208	97,075	$444.50
Intrinsic value of warrants	$2,344,529		$33,752,623
Weighted Average Remaining Contractual Life (Years)	6.45		6.50